UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21064

               ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND, INC. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2007

                  Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
Global Research Growth Fund
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 95.2%
Finance - 25.2%
Banking - Money Center - 8.4%
China Merchants Bank Co. Ltd. (a)                          28,500   $     40,167
Credit Suisse Group                                        68,484      3,960,153
JP Morgan Chase & Co.                                      50,500      2,371,480
Mitsubishi UFJ Financial Group, Inc.                           92      1,183,831
UBS AG                                                     55,560      3,321,191
                                                                    ------------
                                                                      10,876,822
                                                                    ------------
Banking - Regional - 2.2%
Macquarie Bank Ltd.                                        17,942        925,091
UniCredito Italiano SpA                                   240,686      1,997,439
                                                                    ------------
                                                                       2,922,530
                                                                    ------------
Brokerage & Money Management - 5.0%
Banco Itau Holding Financeira SA                           23,300        697,618
Franklin Resources, Inc.                                    9,600      1,015,200
Goldman Sachs Group, Inc.                                   8,300      1,404,111
Legg Mason, Inc.                                           11,700      1,180,062
Nomura Holdings, Inc.                                     124,900      2,198,893
                                                                    ------------
                                                                       6,495,884
                                                                    ------------
Insurance - 6.2%
American International Group, Inc.                         58,900      3,902,714
Axis Capital Holdings Ltd.                                 12,700        440,563
Prudential PLC                                            113,771      1,409,799
QBE Insurance Group, Ltd.                                  56,302      1,027,007
Swiss Reinsurance                                          17,207      1,315,285
                                                                    ------------
                                                                       8,095,368
                                                                    ------------
Miscellaneous - 3.4%
Citigroup, Inc.                                            78,000      3,874,260
NYSE Group, Inc. (a)                                        6,800        508,300
                                                                    ------------
                                                                       4,382,560
                                                                    ------------
                                                                      32,773,164
                                                                    ------------
Health Care - 13.4%
Biotechnology - 1.7%
Genentech, Inc. (a)                                        14,310      1,183,437
Gilead Sciences, Inc. (a)                                  13,600        934,320
Medimmune, Inc. (a)                                         5,200        151,892
                                                                    ------------
                                                                       2,269,649
                                                                    ------------
Drugs - 6.4%
Allergan, Inc.                                              6,575        740,411
AstraZeneca PLC (ADR)                                       3,905        244,063
Eli Lilly & Co.                                             9,700        552,900

Merck & Co. Inc.                                           29,900      1,252,810
Novartis AG                                                15,206        887,167
Ranbaxy Laboratories Ltd. (GDR)                            11,535        110,377
Roche Holding AG                                            8,462      1,461,956
Sanofi-Aventis                                              7,641        679,321
Shionogi & Co. Ltd.                                        26,000        478,117
Takeda Pharmaceutical Co. Ltd.                              6,500        406,147
Teva Pharmaceutical Industries Ltd. (ADR)                  25,700        876,113
Wyeth                                                      12,400        630,416
                                                                    ------------
                                                                       8,319,798
                                                                    ------------
Medical Products - 1.9%
Alcon, Inc.                                                10,050      1,150,725
Becton Dickinson & Co.                                      7,000        494,690
Nobel Biocare Holding AG (a)                                3,119        766,930
                                                                    ------------
                                                                       2,412,345
                                                                    ------------
Medical Services - 3.4%
Caremark Rx, Inc.                                           9,750        552,532
Medco Health Solutions, Inc. (a)                            5,800        348,638
UnitedHealth Group, Inc.                                   29,650      1,458,780
WellPoint, Inc. (a)                                        26,850      2,068,793
                                                                    ------------
                                                                       4,428,743
                                                                    ------------
                                                                      17,430,535
                                                                    ------------
Technology - 13.2%
Communication Equipment - 2.4%
Cisco Systems, Inc. (a)                                    58,396      1,343,108
Motorola, Inc.                                             34,500        862,500
QUALCOMM, Inc.                                             24,200        879,670
                                                                    ------------
                                                                       3,085,278
                                                                    ------------
Computer Hardware/Storage - 1.6%
Apple Computer, Inc. (a)                                    8,500        654,755
High Tech Computer Corp.                                   13,200        348,947
NEC Corp.                                                  73,000        399,963
Sun Microsystems, Inc. (a)                                128,491        638,600
                                                                    ------------
                                                                       2,042,265
                                                                    ------------
Computer Peripherals - 0.4%
Network Appliance, Inc. (a)                                13,400        495,934
                                                                    ------------
Computer Services - 1.1%
Alliance Data Systems Corp. (a)                             1,500         82,785
CapGemini, SA                                               9,860        521,846
Fiserv, Inc. (a)                                            7,500        353,175
Infosys Technologies Ltd. (ADR)                            10,400        496,392
                                                                    ------------
                                                                       1,454,198
                                                                    ------------
Contract Manufacturing - 0.2%
HON HAI Precision Industry Co. Ltd.
   (GDR) (b)                                               20,325        247,479
                                                                    ------------
Electronic Components - 0.1%
AU Optronics Corp.                                        132,350        187,180
                                                                    ------------
Internet Infrastructure - 0.4%
Akamai Technologies, Inc. (a)                               3,900        194,961

Fastweb (a)                                                 6,002        271,928
                                                                    ------------
                                                                         466,889
                                                                    ------------
Internet Media - 1.1%
Google, Inc.-Class A (a)                                    2,474        994,301
Yahoo! Inc. (a)                                            15,000        379,200
                                                                    ------------
                                                                       1,373,501
                                                                    ------------
Miscellaneous - 1.2%
Canon, Inc.                                                17,850        932,830
Hoya Corp.                                                 17,800        671,316
                                                                    ------------
                                                                       1,604,146
                                                                    ------------
Restaurants & Lodging - 0.1%
Ctrip.com International Ltd. (ADR)                          2,500        112,375
                                                                    ------------
Semiconductor Capital Equipment - 0.6%
Applied Materials, Inc.                                    20,600        365,238
ASML Holding NV (a)                                        20,209        470,631
                                                                    ------------
                                                                         835,869
                                                                    ------------
Semiconductor Components - 1.3%
Advanced Micro Devices, Inc. (a)                            8,900        221,165
Broadcom Corp.-Class A (a)                                  8,250        250,305
Hynix Semiconductor, Inc. (a)                               8,140        320,399
NVIDIA Corp. (a)                                           15,100        446,809
Samsung Electronics Co. Ltd.                                  314        220,136
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                              27,342        262,483
                                                                    ------------
                                                                       1,721,297
                                                                    ------------
Software - 2.7%
Adobe Systems, Inc. (a)                                    10,708        401,014
BEA Systems, Inc. (a)                                      24,400        370,880
Microsoft Corp.                                            50,700      1,385,631
Oracle Corp. (a)                                           39,900        707,826
SAP AG                                                      3,209        635,780
                                                                    ------------
                                                                       3,501,131
                                                                    ------------
                                                                      17,127,542
                                                                    ------------
Energy - 9.7%
Domestic Producers - 2.0%
Newfield Exploration Co. (a)                               10,500        404,670
Noble Energy, Inc.                                         49,720      2,266,735
                                                                    ------------
                                                                       2,671,405
                                                                    ------------
International - 2.0%
LUKOIL (ADR)                                                9,750        742,950
Norsk Hydro ASA                                            44,757      1,002,928
Petroleo Brasileiro SA (ADR)                               11,700        875,628
                                                                    ------------
                                                                       2,621,506
                                                                    ------------
Oil Service - 5.7%
BJ Services Co.                                            47,200      1,422,136
GlobalSantaFe Corp.                                        23,300      1,164,767
Halliburton Co.                                           107,800      3,066,910

Nabors Industries Ltd. (a)                                 57,000      1,695,750
                                                                    ------------
                                                                       7,349,563
                                                                    ------------
                                                                      12,642,474
                                                                    ------------
Basic Industry - 7.5%
Chemicals - 3.3%
Air Products & Chemicals, Inc.                             22,900      1,519,873
Hitachi Chemical Co., Ltd.                                 45,300      1,099,144
Monsanto Co.                                               37,100      1,744,071
                                                                    ------------
                                                                       4,363,088
                                                                    ------------
Mining & Metals - 3.9%
China Shenhua Energy Co. Ltd.-Class H                     750,500      1,207,280
Cia Vale do Rio Doce (ADR)                                 57,400      1,237,544
Rio Tinto PLC                                              29,218      1,382,668
Xstrata PLC                                                29,039      1,198,858
                                                                    ------------
                                                                       5,026,350
                                                                    ------------
Miscellaneous - 0.3%
Asahi Glass Co. Ltd.                                       30,000        370,101
                                                                    ------------
                                                                       9,759,539
                                                                    ------------
Consumer Services - 7.0%
Advertising - 0.4%
WPP Group PLC                                              45,471        563,249
                                                                    ------------
Airlines - 1.0%
Continental Airlines, Inc.-Class B (a)                     20,300        574,693
easyJet PLC (a)                                            75,852        690,222
                                                                    ------------
                                                                       1,264,915
                                                                    ------------
Broadcasting & Cable - 0.6%
Societe Television Francaise 1                             26,218        838,058
                                                                    ------------
Cellular Communications - 0.8%
America Movil SA de CV Series L (ADR)                      24,700        972,439
                                                                    ------------
Entertainment & Leisure - 0.2%
OPAP, SA                                                    6,723        226,249
                                                                    ------------
Restaurants & Lodging - 2.1%
Accor, SA                                                  12,135        825,918
Hilton Hotels Corp.                                        39,300      1,094,505
Punch Taverns PLC                                          43,957        798,231
                                                                    ------------
                                                                       2,718,654
                                                                    ------------
Retail - General Merchandise - 1.9%
Best Buy Co., Inc.                                         13,900        744,484
Kohl's Corp. (a)                                           12,400        805,008
Target Corp.                                               16,200        895,050
                                                                    ------------
                                                                       2,444,542
                                                                    ------------
                                                                       9,028,106
                                                                    ------------
Consumer Staples - 6.7%
Beverages - 1.0%
Cia de Bebidas das Americas (ADR)                           8,000        363,040
SABMiller PLC                                              52,168        974,032
                                                                    ------------
                                                                       1,337,072
                                                                    ------------
Food - 2.0%
Nestle, SA                                                  5,131      1,787,887
WM Wrigley Jr Co.                                          15,875        731,203
                                                                    ------------
                                                                       2,519,090
                                                                    ------------
Household Products - 1.6%
Procter & Gamble Co.                                       33,720      2,089,966
                                                                    ------------
Retail - Food & Drug - 0.0%

Walgreen Co.                                                  800         35,512
                                                                    ------------
Tobacco - 2.1%
Altria Group, Inc.                                         25,200      1,929,060
British American Tobacco PLC                               26,648        720,730
                                                                    ------------
                                                                       2,649,790
                                                                    ------------
                                                                       8,631,430
                                                                    ------------
Capital Goods - 4.9%
Electrical Equipment - 1.3%
Atlas Copco AB-Class A                                     22,476        589,729
Emerson Electric Co.                                       13,700      1,148,882
                                                                    ------------
                                                                       1,738,611
                                                                    ------------
Engineering & Construction - 0.7%
ABB Ltd.                                                   68,300        899,870
                                                                    ------------
Miscellaneous - 2.9%
General Electric Co.                                       64,080      2,262,024
Nitto Denko Corp.                                           4,300        254,733
United Technologies Corp.                                  19,600      1,241,660
                                                                    ------------
                                                                       3,758,417
                                                                    ------------
                                                                       6,396,898
                                                                    ------------
Consumer Manufacturing - 4.2%
Appliances - 0.2%
Sony Corp.                                                  5,100        205,969
                                                                    ------------
Auto & Related - 1.8%
Honda Motor Co. Ltd.                                       19,000        638,538
Toyota Motor Corp.                                         31,300      1,703,245
                                                                    ------------
                                                                       2,341,783
                                                                    ------------
Building & Related - 2.2%
American Standard Cos, Inc.                                16,580        695,863
CRH PLC                                                    19,767        669,530
Daiwa House Industry Co. Ltd.                              15,000        259,507
Pulte Homes, Inc.                                          12,700        404,622
Vinci, SA                                                   7,509        834,802
                                                                    ------------
                                                                       2,864,324
                                                                    ------------
                                                                       5,412,076
                                                                    ------------
Aerospace & Defense - 1.5%
Aerospace - 1.5%
BAE Systems PLC                                            77,414        572,537
Boeing Co.                                                 16,600      1,308,910
                                                                    ------------
                                                                       1,881,447
                                                                    ------------
Multi Industry Companies - 1.3%
Danaher Corp.                                              12,890        885,156
Mitsui & Co. Ltd.                                          65,000        828,448
                                                                    ------------
                                                                       1,713,604
                                                                    ------------

Utilities - 0.3%
Telephone Utility - 0.3%
AT&T, Inc.                                                  7,800        253,968
Telekom Austria AG                                          6,710        169,224
                                                                    ------------
                                                                         423,192
                                                                    ------------
Transportation - 0.3%
Air Freight - 0.3%
United Parcel Service, Inc.-Class B                         5,800        417,252
                                                                    ------------
Total Common Stocks
   (cost $111,435,269)                                               123,637,259
                                                                    ------------
                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------
SHORT-TERM INVESTMENTS - 4.5%
Time Deposit - 4.5%
The Bank of New York
4.25%, 10/02/06
(cost $5,889,000)                                         $5,889       5,889,000
                                                                    ------------
Total Investments - 99.7%
   (cost $117,324,269)                                               129,526,259
Other assets less liabilities - 0.3%                                     339,137
                                                                    ------------
Net Assets - 100.0%                                                 $129,865,396
                                                                    ------------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of this security amounted to $247,479 or 0.2% of net assets.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt
GDR - Global Depositary Reciept

COUNTRY BREAKDOWN*
September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
COUNTRY                                    PERCENT OF TOTAL INVESTMENTS
-------------------------------------------------------------------------------
United States                                         53.6%
Switzerland                                           12.0
Japan                                                  9.0
United Kingdom                                         6.6
France                                                 2.9
Brazil                                                 2.5
Italy                                                  1.8
Bermuda                                                1.6
Australia                                              1.5
China                                                  1.0
Cayman Islands                                         0.9
Taiwan                                                 0.8
Norway                                                 0.8
Other                                                  5.0
                                           ----------------------------
Total Investments                                    100.0%
-------------------------------------------------------------------------------

* All data are as of September 30, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 0.8% weightings in the following countries: Austria, Germany, Greece, India, Ireland, Israel, Mexico, Netherlands, Russia, South Korea and Sweden.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT
     -----------   ----------------------
     11 (a) (1)    Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     11 (a) (2)    Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Research Growth Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: November 20, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: November 20, 2006